Share Capital	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Share Capital
22	SHARE CAPITAL

	Class A	Class B	Undesignated	Total
Number of shares issued and fully paid:
At January 1, 2021	—	—	123,500,000	123,500,000
Re-designation	—	123,500,000	(123,500,000)	—
Issuance of shares	22,262,800	—	—	22,262,800

At December 31, 2021	22,262,800	123,500,000	—	145,762,800
Issuance of shares	624,474	—	—	624,474

At December 31, 2022	22,887,274	123,500,000	—	146,387,274

Number of shares authorized:
At December 31, 2021	50,000,000	200,000,000	250,000,000	500,000,000
At December 31, 2022	50,000,000	200,000,000	250,000,000	500,000,000

	Class A	Class B	Undesignated	Total
	S$’000	S$’000	S$’000	S$’000
Amount of outstanding shares issued:
At December 31, 2021	3	16	—	19
At December 31, 2022	3	16	—	19

On May 21, 2021, the Company completed the following transactions which resulted in the increase in number of issued ordinary shares from one ordinary share to 123,500,000 ordinary shares:

(i)	A share split pursuant to which the one ordinary share was sub-divided into 10,000 ordinary shares; and

(ii)	An issuance of additional 123,490,000 ordinary shares for a nominal consideration of S$19,466 (US$12,349). Such issuance was accounted for as a share split.
All references in the accompanying financial statements and related notes to the number of ordinary shares and per share data have been revised on a retroactive basis for all periods presented to reflect the effect of the above transactions.
On September 7, 2021, TDCX Inc. filed a registration statement on Form
F-1
with the U.S. Securities and Exchange Commission (“SEC”) for the initial public offering in the United States of its ADSs representing Class A ordinary shares. The registration statement for listing its ADSs in the New York Stock Exchange was declared effective on September 30, 2021. 19,358,957 ADSs were sold in this offering, with each ADS representing one Class A ordinary share. The public offering price was US$18 per ADS. On October 5, 2021, the Company issued 19,358,957 Class A ordinary shares for this capital increase. On October 12, 2021, the Company closed its underwritten follow-on
offering of 2,903,843 ADSs, with each ADS representing one Class A ordinary share. The public offering price was US$18 per ADS. The Company issued 2,903,843 Class A ordinary shares for this capital increase. The Class A ordinary shares are fully paid, carries one vote per share and a right to dividends.
Immediately prior to the completion of the offering, the Company has two classes of shares, the Class A ordinary shares and Class B ordinary shares. The authorized share capital upon immediately prior to the completion of the offering was US$50,000 divided into 500,000,000 shares comprising:

(i)	50,000,000 Class A ordinary shares of a par value of US$0.0001 each;

(ii)	200,000,000 Class B ordinary shares of a par value of US$0.0001 each; and

(iii)	250,000,000 undesignated shares of a par value of US$0.0001 each.
Each Class B ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any sale, transfer, assignment or disposition of any Class B ordinary share by a shareholder to any person who is not an affiliate of such shareholder, or upon a change of ultimate beneficial ownership of any Class B ordinary share to any person who is not an affiliate of the registered shareholder of such Class B ordinary share, such Class B ordinary share will automatically and immediately convert into one Class A ordinary share. In addition, each Class B ordinary share will automatically and immediately convert into one Class A ordinary share, upon the earlier of the following: the date that is 15 years from September 30, 2021; or
nine
months after the death or permanent disability of Mr. Laurent Junique.
All 123,500,000 ordinary shares were automatically converted by way of re-designation
and reclassification of existing shares into Class B ordinary shares on a one-for-one
basis immediately prior to the completion of the offering. The Class B ordinary shares are fully paid, carries ten votes per share and a right to dividends.
During the year ended December 31, 2022, 134,474 Class A ordinary shares were issued on vesting of the PSP share awards. In addition, 490,000 Class A ordinary shares were issued for the purpose of satisfying the vesting of warrants granted to a customer. Of this amount, 70,000 ADSs were issued to the customer due to the vesting of 70,000 warrants during the year. The remaining 420,000
ADSs held by the share depositary do not carry voting rights and entitlement to participate in dividends. 1,048,812 ADSs repurchased during the year ended December 31, 2022 (see Note 30) were included in the number of shares issued and fully paid as of December 31, 2022.